Estimated Future Amortization of Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
The remainder of 2014	$ 7,051
2015	14,102
2016	13,344
2017	12,068
2018	12,068
Thereafter	113,081
Amortizable intangible assets, Net Carrying Value	$ 171,714	$ 178,765	$ 13,067